Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 23:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The following table details balances payable to related parties:

	As of December 31,	As of December 31,
	2023	2022
Trade payables and accrued liabilities
Directors’ remuneration	112	1,522
Director and senior management incentive plan	1,567	95
	1,679	1,617

Amounts due to related parties are unsecured, non-interest bearing and payable on demand.

Transactions with related parties

During the year ended December 31, 2022, the Company made rent payments totaling approximately $273 to companies controlled by certain directors of the Company. No such payments were made for the year ended December 31, 2023. The rent payments were classified as interest included in financial expenses and principal repayment of lease liabilities. During the year ended December 31, 2022, the Company’s leases with companies controlled by directors were renewed with third parties.

In December 2022, the Company’s consulting agreements with two of its executive officers were terminated, their roles and responsibilities were reduced and termination payments totaling $1,466 were accrued and included in trade payables and accrued liabilities as at December 31, 2022 (as of December 31, 2023, balance accrued: nil). The consulting fees totaled approximately $1,466 for the year ended December 31, 2022 (for the year ended December 31, 2023: nil).

The transactions described above were incurred in the normal course of operations. These transactions are included in the consolidated statements of profit or loss and comprehensive profit or loss as follows:

	Year ended December 31,
	2023	2022
General and administrative expenses	—	2,733
Net financial expenses	—	70
	—	2,803

Compensation of key management and directors

The Company considers its Directors, Chief Officers and Vice Presidents to be key management personnel. The remuneration paid to directors and other members of key management personnel, to the extent that they are not included in the consulting agreements described above are as follows:

	Year ended December 31,
	2023	2022
Short-term benefits	1,520	48
Termination payments	—	1,466
Share-based payments	9,169	19,077
	10,689	20,591